Label	Element	Value
Pear Tree Polaris Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PEAR TREE FUNDS

PEAR TREE POLARIS SMALL CAP FUND

Ordinary Shares (Ticker Symbol: USBNX)	Institutional Shares (Ticker Symbol: QBNAX)

Supplement dated March 1, 2021

This Supplement amends the Prospectus (the “Prospectus”) and the Statement of Additional Information (the “SAI”) of Pear Tree Funds, each dated August 3, 2020, as supplemented from time to time, and the Summary Prospectus (the “Summary Prospectus”) for Pear Tree Polaris Small Cap Fund (“Small Cap Fund”) dated August 3, 2020, as supplemented from time to time.

Risk/Return [Heading]	rr_RiskReturnHeading	Pear Tree Polaris Small Cap Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	Small Cap Fund, as part of its principal investment strategy, may invest up to 15 percent of its net assets (determined at the time of investment) in securities of foreign issuers, which includes securities traded on non-U.S. exchanges, American Depositary Receipts (ADRs) and foreign securities traded on U.S. exchanges. If such securities have been issued by a small-cap issuer at the time of purchase, Small Cap Fund may include those securities in the portion of its portfolio that is invested in small-cap issuers (at least 80 percent), subject to the 15-percent limit.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
2.	Certain risks of investing in foreign securities, as currently described in the Summary Prospectus, the Prospectus, and the SAI, apply to securities traded on non-U.S. exchanges, in addition to ADRs and foreign securities traded on U.S. exchanges.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	* * * The rest of the Prospectus and Statement of Additional Information remains unchanged. * * * PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE